Interest-Bearing Deposits - Stated Maturities of Time Deposits (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Banking and Thrift [Abstract]
2018	$ 61,124
2019	21,409
2020	10,830
2021	11,148
2022	5,281
Total	$ 109,792